March 21, 2005

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
Attn: Filing Desk
450 Fifth Street, N.W.
Washington, D.C.  20549


RE:	METROPOLITAN WEST FUNDS (the "Registrant")
	File No. 333-18737 and No. 811-07989


To the Staff of the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the Registrant do not differ from those contained in Post-Effective Amendment No. 25 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on March 15, 2005.

Please contact the undersigned if you have any questions or comments at (610) 382-8642.

Very truly yours,

/s/ Thomas N. Calabria

Thomas N. Calabria
Regulatory Administration Dept.


cc:	Jay Menvielle (Metropolitan West Asset Management)
	David A. Hearth, Esq. (Paul, Hastings, Janofsky & Walker LLP)